Stockholders’ Equity (Deficit) (Details) - Part 1 - USD ($)							1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2028	Oct. 23, 2023	Apr. 05, 2023	Jul. 17, 2022	Dec. 08, 2021	Aug. 04, 2021	Aug. 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	May 19, 2022	Feb. 26, 2021	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Aug. 09, 2023	Dec. 15, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Aug. 23, 2021	Sep. 08, 2020	Jun. 12, 2020
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Par value per share (in Dollars per share)									$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Stock issued during period, shares, purchase of assets (in Shares)			400,000
Aggregate shares (in Shares)			1,170,680
Warrants purchase price (in Dollars per share)								$ 1.78
Company’s outstanding common stock percent							9.99%	9.99%
Warrants exercisable years							5 years	5 years 6 months
Warrants exercised								$ 117							$ 263
Assess change in relative fair value, description														To assess for the change in relative fair value, the Company performed a Black Scholes Option Model calculation to quantify the fair value of the common warrants under their original terms as of the modification date using the following assumptions: a share price of $1.43, exercise prices of $21.20 and $3.50 for the July 2022 common warrants and December 2022 common warrants, respectively, an expected term of 4.8 and 5.2 years, respectively, volatility of 106%, a dividend rate of 0% and a discount rate of 3.36. The Company then performed a Black Scholes Option Model calculation to quantify the fair value of the common warrants with their new modified terms as of the modification date using the following assumptions: a share price of $1.43, an exercise price of $1.78 for both the July 2022 common warrants and December 2022 common warrants, an expected term of 5.5 years, volatility of 106%, a dividend rate of 0% and a discount rate of 3.36. The aggregate difference of approximately $0.8 million between the two calculated amounts was recorded as an equity issuance cost within equity during the period to account for the change in relative fair value.
Shares issued (in Shares)													470,000	470,000					23,357			5,000	1,250
Aggregate shares of common stock (in Shares)																666,925
Warrants shares (in Shares)													3,948,460	3,948,460
Common stock warrants purchase (in Shares)													4,615,385	4,615,385
Warrant price per share (in Dollars per share)														$ 0.65
Aggregate gross proceeds							$ 3,000,000
Warrants exercise price (in Shares)				0.0001			0.0001								81
Warrant shares (in Shares)															1,499,286
Warrants purchased								$ 306,604	$ 2,571,429	$ 1,570,680
Warrants exercise price (in Dollars per share)																$ 1.78		$ 100		$ 150
Exercise price (in Dollars per share)													$ 1.78	1.78
Share price (in Dollars per share)													$ 0.84	$ 0.84
Expected term														5 years 2 months 4 days
Volatility percentage														100.00%
Dividend rate														0.00%	0.00%
Discount rate														4.12%
Change in relative fair value													$ 1,400,000	$ 1,400,000
Vested shares issued (in Shares)													90,485
Aggregate grant date value					$ 2,077,953	$ 2,180,375					$ 115,936	$ 4,810,527	$ 60,624
First Amendment to the 2022 Omnibus Incentive Plan (“OIP”) [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Shares issued (in Shares)													120,000	120,000
Subsequent Event [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Warrants exercised		$ 74
Warrant shares (in Shares)		737,000
Pre-funded warrants (in Shares)		2,548,000
Common Warrant [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Company’s outstanding common stock percent								9.99%
Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Warrants exercised														$ 66
Warrants shares (in Shares)																					125,000
Pre-funded warrants (in Shares)														3,285,000
Common Warrant Agreements [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Exercise price (in Dollars per share)																$ 0.83
Black Scholes Option Model [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Exercise price (in Dollars per share)													$ 0.83	$ 0.83
Share price (in Dollars per share)													$ 0.84	$ 0.84
Expected term														5 years 65 days
Volatility percentage														100.00%
Dividend rate														0.00%
Discount rate														4.12%
Pre-Funded Warrants (Member)
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Aggregate shares (in Shares)			1,570,680
Warrants purchase price (in Dollars per share)			$ 1.91
Aggregate gross proceeds			$ 3,000,000
Warrants purchase (in Shares)														1,170,680
Warrant shares (in Shares)														663,460
Warrant Price [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Warrants purchase price (in Dollars per share)	$ 3.5							$ 0.0001						$ 1.78	$ 21.2
Warrant to Purchase Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Warrants purchase (in Shares)														306,604	2,571,429
August 2023 Offering pre-funded warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Part 1 [Line Items]
Company’s outstanding common stock percent							4.99%
Exercise price per share (in Dollars per share)							$ 0.65